Income Taxes	12 Months Ended
Dec. 31, 2017
Income Taxes
12.	Income Taxes

The Company joins with the Corporation and its other subsidiaries (the “Allstate Group”) in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the “Allstate Tax Sharing Agreement”). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group’s federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this results in the Company’s annual income tax provision being computed, with adjustments, as if the Company filed a separate return.

The Internal Revenue Service (“IRS”) is currently examining the Allstate Group’s 2013 and 2014 federal income tax returns and the exam is expected to be complete in the first quarter of 2018. The IRS has also begun their examination of the Allstate Group’s 2015 and 2016 federal income tax returns. The Allstate Group’s tax years prior to 2013 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of the Company’s tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

The Company had no liability for unrecognized tax benefits as of December 31, 2017, 2016 or 2015, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.

Tax Reform

On December 22, 2017, Public Law 115-97, known as the Tax Cuts and Jobs Act of 2017 (“Tax Legislation”) became effective. The Tax Legislation impacts the Company generally in three areas:

1. Amends the U.S. Internal Revenue Code of 1986, as amended, which among other items, permanently reduces the corporate income tax rate from a maximum of 35% to 21% beginning January 1, 2018.

2. Contains several other provisions, such as limitations of deductibility of meals and entertainment and lobbying expenses and changes to the dividends received deduction.

3. Affects the timing of certain tax deductions for reserves and deferred acquisition costs, but does not impact the Company’s overall income tax expense.

Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements that will result in taxable or deductible amounts in future years. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in years in which those temporary differences are expected to be recovered or settled. Deferred tax assets and liabilities are adjusted through income tax expense as changes in tax laws or rates are enacted.

The Company revalued its deferred tax assets and liabilities at the new corporate income tax rate. The Company recorded a net tax benefit of $102.5 million, recognized as a reduction to income tax expense in the Company’s Consolidated Statements of Operations for the year ended December 31, 2017. The net benefit was primarily due to re-measurement of the Company’s deferred tax assets and liabilities. The Company’s effective income tax rate benefit for 2017 was 29.7% and included this one-time benefit of 65.1%.

The impact of the Tax Legislation may differ from the Company’s preliminary estimates due to, among other things, changes in interpretations and assumptions the Company has made, guidance that may be issued and actions the Company may take as a result of the Tax Legislation. Any potential adjustments made could be material in relation to the preliminary estimates recorded.

The components of the deferred income tax assets and liabilities as of December 31 are as follows:

($ in thousands)	2017	2016
Deferred assets
Unrealized foreign currency translation adjustments on limited partnerships	$—	$378
Accrued liabilities	25	41
Other assets	5	55

Total deferred assets(1)	30	474
Deferred liabilities
Difference in tax bases of investments	(66,807)	(77,505)
Unrealized net capital gains	(37,520)	(98,184)
Life and annuity reserves	(28,526)	(40,491)
DAC	(19,240)	(29,807)
Unrealized foreign currency translation adjustments on limited partnerships	(552)	—
Other liabilities	(1,111)	(2,139)

Total deferred liabilities	(153,756)	(248,126)

Net deferred liability(1)	$(153,726)	$(247,652)

(1)	Changes in deferred tax assets and liabilities primarily relate to the Tax Legislation.

Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company’s assessment that the deductions ultimately recognized for tax purposes will be fully utilized.

The components of income tax (benefit) expense for the years ended December 31 are as follows:

($ in thousands)	2017	2016	2015
Current	$12,837	$9,694	$31,062
Deferred	(59,572)	18,314	9,915

Total income tax (benefit) expense	$(46,735)	$28,008	$40,977

The Company paid income taxes of $6.8 million, $9.6 million and $53.3 million in 2017, 2016 and 2015, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

	2017	2016	2015
Statutory federal income tax rate—expense	35.0%	35.0%	35.0%
State income taxes	0.7	1.2	1.5
Tax Legislation adjustment	(65.1)	—	—
Other	(0.3)	(0.9)	(0.7)

Effective income tax rate—(benefit) expense	(29.7)%	35.3%	35.8%